Right of use assets (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Closing Balances of Right of Use Assets and Depreciation and Amortization Expenses

Closing balances of right of use assets as of 31 December 2021 and 31 December 2020 and depreciation and amortization expenses for the years ended 31 December 2021 and 31 December 2020 is stated as below:

	Tangible						Intangible
			Network
	Site Rent	Building	equipment	Vehicles	Other	Total	Right of way	License	Total	Total
Balance at 1 January 2021	1,182,847	306,343	218,104	159,769	111,462	1,978,525	24,956	376,693	401,649	2,380,174
Depreciation and amortization charge for the year	(688,321)	(67,500)	(297,333)	(50,291)	(94,141)	(1,197,586)	(19,575)	(58,087)	(77,662)	(1,275,248)
Balance at 31 December 2021	1,521,783	283,175	262,267	135,530	103,956	2,306,711	45,307	631,630	676,937	2,983,648

16.  Right of use assets (Continued)

	Tangible						Intangible
			Network
	Site Rent	Building	equipment	Vehicles	Other	Total	Right of way	License	Total	Total
Balance at 1 January 2020	1,082,193	126,057	70,235	40,199	60,982	1,379,666	22,984	380,446	403,430	1,783,096
Depreciation and amortization charge for the year	(576,941)	(54,902)	(275,038)	(43,916)	(78,364)	(1,029,161)	(18,657)	(45,729)	(64,386)	(1,093,547)
Balance at 31 December 2020	1,182,847	306,343	218,104	159,769	111,462	1,978,525	24,956	376,693	401,649	2,380,174